Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 17, 2011
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust I
Central Index Key	dei_EntityCentralIndexKey	0000770540
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 17, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug 1, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

NATIXIS INCOME DIVERSIFIED PORTFOLIO

Supplement dated June 17, 2011 to the Natixis Equity Funds Class ABC Prospectus and Class A and C Natixis Income Diversified Portfolio Summary Prospectus, each dated May 1, 2011, as may be revised or supplemented from time to time.

The Board of Trustees of Natixis Funds Trust I has approved a name change to Natixis Income Diversified Portfolio (the "Fund"). Effective on or about August 1, 2011, the Fund's name will change to the "Natixis Diversified Income Fund" and accordingly, each reference to "Natixis Income Diversified Portfolio" in the Prospectus will be replaced with "Natixis Diversified Income Fund."

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000770540_SupplementTextBlock

NATIXIS INCOME DIVERSIFIED PORTFOLIO

Supplement dated June 17, 2011 to the Natixis Equity Funds Class ABC Prospectus and Class A and C Natixis Income Diversified Portfolio Summary Prospectus, each dated May 1, 2011, as may be revised or supplemented from time to time.

The Board of Trustees of Natixis Funds Trust I has approved a name change to Natixis Income Diversified Portfolio (the "Fund"). Effective on or about August 1, 2011, the Fund's name will change to the "Natixis Diversified Income Fund" and accordingly, each reference to "Natixis Income Diversified Portfolio" in the Prospectus will be replaced with "Natixis Diversified Income Fund."

Class AC | Natixis Income Diversified Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000770540_SupplementTextBlock

NATIXIS INCOME DIVERSIFIED PORTFOLIO

Supplement dated June 17, 2011 to the Natixis Equity Funds Class ABC Prospectus and Class A and C Natixis Income Diversified Portfolio Summary Prospectus, each dated May 1, 2011, as may be revised or supplemented from time to time.

The Board of Trustees of Natixis Funds Trust I has approved a name change to Natixis Income Diversified Portfolio (the "Fund"). Effective on or about August 1, 2011, the Fund's name will change to the "Natixis Diversified Income Fund" and accordingly, each reference to "Natixis Income Diversified Portfolio" in the Prospectus will be replaced with "Natixis Diversified Income Fund."

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011